Treasury Shares (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Share Repurchase Program [Member]	Jul. 27, 2013 Share Repurchase Program [Member] ADS [Member]	Dec. 31, 2013 Share Repurchase Program [Member] ADS [Member]	Dec. 31, 2013 Share Repurchase Program [Member] Class A ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program					$ 100,000,000
Period in force of share repurchase program					2 years
Aggregate repurchased shares						590,500	1,181,000
Average price per repurchased share						$ 29.2	$ 14.6
Aggregate consideration of repurchased shares	17,240,000	0	0	17,240,000
Historical purchase cost for treasury shares not yet cancelled	$ 17,240,000	$ 0		$ 17,240,000